INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ 16,000	$ 17,726
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(10,147)	151
Business acquisitions	0	(1,754)
Other	0	(123)
Balance, end of fiscal year, net	5,853	16,000
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	7,394	10,133
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	396	(11,218)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	3,069	773
Right of use assets and lease liability
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	438	24
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	3,310	888
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	14	2,459
Unrecognized deferred income tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ (24,768)	$ (2,908)